Intangible Assets - Additional Information (Details) - CHF (SFr)		12 Months Ended
	Jan. 29, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [abstract]
Intangible assets		SFr 12,206,000	SFr 12,206,000	SFr 8,724,000
Upfront payment	SFr 3,000,000
Maximum reimbursement of development related cost	SFr 500,000
Impairment losses		SFr 0	SFr 0	SFr 0